Stockholder's Equity - Summary of Activity Related to Outstanding Warrants (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding, Beginning balance	54,237	61,858	39,813
Warrants Granted	535,000	3,105	60,782
Warrants Exercised		(10,726)	(38,737)
Warrants outstanding, Ending balance	589,237	54,237	61,858	39,813
Warrants exercisable	589,237
Weighted Average Exercise Price, Warrants Beginning balance | $ / shares	$ 80.25	$ 76.25	$ 153
Weighted Average Exercise Price, Warrants Granted | $ / shares	10.25	140.75	74
Weighted Average Exercise Price, Warrants Exercised | $ / shares		73.25	55.25
Weighted Average Exercise Price, Warrants Ending balance | $ / shares	16.75	$ 80.25	$ 76.25	$ 153
Weighted Average Exercise Price, Warrants exercisable | $ / shares	$ 16.75
Weighted Average Remaining Contractual Life (Years)	4 years 6 months	3 years 7 months 6 days	4 years 6 months	5 years 6 months
Weighted Average Remaining Contractual Life (Years), Granted	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (Years), Warrants exercisable	4 years 6 months
Pre-Funded Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants outstanding, Beginning balance			9,374
Warrants Granted	500,000
Warrants Exercised	(282,280)		(9,374)
Warrants outstanding, Ending balance	217,720			9,374
Warrants exercisable	217,720